Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We use equity compensation to align the interests of our employees, including our executive officers, with those of our stockholders and to promote long-term retention. Equity awards are approved by our Board or, following its formation, our compensation committee.
Prior to the closing of the Merger, Legacy Deep Fission granted stock options to Ms. Muller and Dr. Muller representing 811,699 and 649,363 shares of Legacy Deep Fission common stock, respectively (on an as-converted basis), pursuant to its pre-Merger 2025 Equity Incentive Plan (the “Pre-Merger 2025 Equity Plan”). The stock options granted to Ms. Muller and Dr. Muller have an exercise price of $3.00 per share and vest over a four-year vesting schedule, with 25% of the shares vesting on June 1, 2025 and the remaining shares vesting in equal monthly installments over the following 36 months, subject to the executive’s continued service through each vesting date. No additional awards will be granted under the Pre-Merger 2025 Equity Plan.
Following the Merger, the Company granted equity awards to certain of its named executive officers in the form of stock options and RSUs pursuant to the 2025 Equity Plan. Stock options are granted with an exercise price per share no less than the fair market value of the Company’s common stock on the date of grant. Equity awards generally vest over multi-year periods and may be subject to accelerated vesting upon certain termination of employment or change in control events. Following the closing of the Merger, Ms. Muller received a grant of 183,150 stock options and 549,451 RSUs, each vesting 25% on the first anniversary of the date of grant (December 9, 2025) and with the remaining 75% subject to a monthly vesting schedule over the subsequent three-year period. Ms. Muller also received a grant of 6,000 stock options vesting 25% on the first anniversary of the date of grant (December 9, 2025) and with the remaining 75% subject to a monthly vesting schedule over the subsequent three-year period. Mr. Brasel received a grant of 70,000 stock options, 25% of which vests on October 6, 2026 and with the remaining 75% subject to a monthly vesting schedule over the subsequent three-year period. Mr. Brasel also received a grant of 51,964 restricted share awards (“RSAs”) (on an as-converted basis), 25% of which vested on December 9, 2025 with the remaining 75% subject to a monthly vesting schedule over the subsequent three-year period. As described below under “Separation Agreement” Mr. Thompson also received an award of 72,753 fully vested shares of Legacy Deep Fission common stock in connection with his termination of employment.
Prior to the Merger, Legacy Deep Fission was not a public company and Surfside did not grant equity awards, so we did not have any policy or practice regarding the timing of awards of stock options in relation to the disclosure of material nonpublic information. Following the Merger, the Company has begun implementing public company governance practices relating to the administration and timing of equity awards. In connection with future equity grants, our Board or the applicable committee intends to consider the timing of material disclosures and whether the Company is in possession of material nonpublic information at the time of grant approval. Although we granted stock options to Mr. Brasel on November 7, 2025, which was one business day after and within four business days prior to the filing of current reports on Form 8-K, we are unable to determine the impact of such reports on the price of our common stock because our shares are not publicly listed and therefore there is no readily ascertainable value of our common stock. However, we do not consider the information disclosed in such reports as likely to have had a material impact on the price of our common stock.

Award Timing Method	Although we granted stock options to Mr. Brasel on November 7, 2025, which was one business day after and within four business days prior to the filing of current reports on Form 8-K,
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	our Board or the applicable committee intends to consider the timing of material disclosures and whether the Company is in possession of material nonpublic information at the time of grant approval.
MNPI Disclosure Timed for Compensation Value	false